Note 6 - Other Assets (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Summary of other assets [text block]
	March 31, 2019	March 31, 2018
	$	$
Balance – beginning of year	659	-
Purchased	68	970
Used	(105)	(311)
Balance – end of year	622	659

Current other asset	65	104
Other asset	557	555